PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 3 - PROPERTY AND EQUIPMENT

Equipment consists of the following:

	December 31, 2013	December 31, 2012

Office equipment	$24,244	$12,741
Lab equipment	474,049	388,521
Furniture	4,061	4,061
Leasehold improvements	37,519	28,134
	539,873	433,457
Less: Accumulated depreciation	241,513	132,463

	$298,360	$300,994

Depreciation expense for the years ending December 31, 2013 and 2012 was $111,912 and $53,391.